GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
10.	GOODWILL

Goodwill is comprised of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Acquisition of SH Guotong	12,507	12,507	2,007
Acquisition of the Managed Network Entities	157,664	157,664	25,307
Acquisition of Gehua	47,265	47,265	7,587
Acquisition of Fastweb	—	79,252	12,721

	217,436	296,688	47,622

The Company has assessed for impairment of its goodwill derived from the acquisitions of SH Guotong, the Managed Network Entities, Gehua and Fastweb. No impairment loss was recognized in any of the years presented.